Lease liabilities - Reconciliation of cash and non-cash changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities
Beginning balance	$ 601,994	$ 605,558	$ 376,101
Additions through business combinations			216,218
Additions through new leases or remeasurements	188,047	159,624	118,609
Interest on lease liabilities	68,031	61,617	52,234
Payments for the principal portion of lease liabilities	(55,233)	(72,854)	(76,629)
Interest paid for lease liabilities	(66,041)	(58,443)	(36,178)
Terminations	(79,998)	(67,547)	(37,718)
Disposal of subsidiary	(22,581)
Exchange differences	(81,675)	(25,961)	(7,079)
Closing balance	$ 552,544	$ 601,994	$ 605,558